Stock Based Compensation (Tables)	9 Months Ended
Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation Expense and Related Income Tax Benefits
The following table represents stock-based compensation expense and related income tax benefits for the three and nine months ended March 31, 2015 and 2014, respectively:

	Three Months Ended		Nine Months Ended
	March 31,		March 31,
	2015	2014	2015	2014
Cost of revenues	$2.0	$1.7	$5.8	$4.9
Selling, general and administrative expenses	6.6	3.5	16.2	10.1
Total pretax stock-based compensation expense	$8.6	$5.2	$22.0	$15.0

Income tax benefit	$2.9	$1.9	$7.8	$5.5

Activity Related to the Company's Incentive Equity Awards From the Date of Distribution
The activity related to the Company's incentive equity awards from the date of Distribution to March 31, 2015 consisted of the following:
Stock Options

	Number of Options (in thousands)	Weighted Average Exercise Price (in dollars)
Options outstanding as of June 30, 2014	—	$—
Options converted from ADP equity awards	2,269	$19.64
Options granted	397	$41.71
Options exercised	(444)	$15.95
Options canceled	(18)	$23.23
Options outstanding as of March 31, 2015	2,204	$24.32
Time-Based Restricted Stock and Time-Based Restricted Stock Units

	Number of Shares (in thousands)	Number of Units (in thousands)
Non-vested restricted shares/units as of June 30, 2014	—	—
Restricted shares/units converted from ADP equity awards	576	127
Restricted shares/units granted	513	180
Restricted shares/units vested	(52)	(7)
Restricted shares/units forfeited	(32)	(12)
Non-vested restricted shares/units as of March 31, 2015	1,005	288
Performance-Based Restricted Stock and Performance-Based Restricted Stock Units

	Number of Shares (in thousands)	Number of Units (in thousands)
Non-vested restricted shares/units as of June 30, 2014	—	—
Restricted shares/units converted from ADP equity awards	70	89
Restricted shares/units granted	—	132
Restricted shares/units vested	—	—
Restricted shares/units forfeited	—	—
Non-vested restricted shares/units as of March 31, 2015	70	221

Assumptions Used To Estimate Fair Value For Stock Options Granted
The following table presents the assumptions used to determine the fair value of the outstanding ADP awards converted into equity awards of CDK to measure the incremental compensation cost:

Risk-free interest rate	1.1%
Dividend yield	1.1%
Weighted average volatility factor	23.9%
Weighted average expected life (in years)	3.4
Weighted average fair value (in dollars)	$12.50

The following table presents the assumptions used to determine the fair value of the stock options granted after the date of Distribution through March 31, 2015:

Risk-free interest rate	1.6%
Dividend yield	1.1%
Weighted average volatility factor	25.6%
Weighted average expected life (in years)	6.3
Weighted average fair value (in dollars)	$10.24